Segmented Information - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Assets	$ 91,830	$ 85,359
Operating segments | North America
Disclosure of operating segments [line items]
Assets	33,462	32,670
Operating segments | North Sea
Disclosure of operating segments [line items]
Assets	789	702
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Assets	1,398	1,412
Operating segments | Other
Disclosure of operating segments [line items]
Assets	35	31
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Assets	54,699	49,221
Operating segments | Midstream and Refining
Disclosure of operating segments [line items]
Assets	1,142	1,099
Head Office
Disclosure of operating segments [line items]
Assets	$ 305	$ 224